Unaudited Condensed Consolidated Interim Cash Flow Statement - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Statement of cash flows [abstract]
Net cash inflow from operating activities	£ 72.9	£ 85.6	£ 1,408.1
Investing activities
Acquisitions and disposals	374.0	(201.4)	(181.5)
Purchase of property, plant and equipment	(158.0)	(100.0)	(288.9)
Purchase of other intangible assets (including capitalised computer software)	(20.3)	(19.6)	(37.3)
Proceeds on disposal of property, plant and equipment	14.7	4.0	8.0
Net cash inflow/(outflow) from investing activities	210.4	(317.0)	(499.7)
Financing activities
Share option proceeds	0.7	4.1	6.4
Cash consideration for non-controlling interests	(79.8)	(39.3)	(47.3)
Share repurchases and buy-backs	(200.8)	(290.2)	(504.2)
Net increase in borrowings	67.0	894.8	599.6
Financing and share issue costs	(3.1)	(0.6)	(0.8)
Equity dividends paid			(751.5)
Dividends paid to non-controlling interests in subsidiary undertakings	(65.8)	(46.3)	(87.8)
Net cash (outflow)/inflow from financing activities	(281.8)	522.5	(785.6)
Net increase in cash and cash equivalents	1.5	291.1	122.8
Translation of cash and cash equivalents	(78.1)	17.8	(27.2)
Cash and cash equivalents at beginning of period	1,998.2	1,902.6	1,902.6
Cash and cash equivalents at end of period	£ 1,921.6	£ 2,211.5	£ 1,998.2